SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   -----------

                                    FORM N-Q
                                    ---------

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-00018

                             AMERITOR SECURITY TRUST
               (Exact name of registrant as specified in charter)
                                   ----------

                    Offices of Ameritor Financial Corporation
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
               (Address of principal executive offices) (Zip code)

                            Jerome Kinney, President
                       4400 MacArthur Boulevard, Suite 301
                              Washington, D.C 20007
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (202) 625-6000

                     DATE OF FISCAL YEAR END: June 30, 2007

                  DATE OF REPORTING PERIOD: September 30, 2007

ITEM 1. SCHEDULE OF INVESTMENTS (Un-audited)
          AMERITOR SECURITY TRUST

  Number of
    shares                                 Description                                      Market value
              BANKING                                                    8.05%
     350                      Bank Of America Corporation                                        17,710.00
     600                      Nabors Industries ltd.                                             18,582.00
     250                      HSBC Holdings                                                      23,237.50
     350                      Wachovia Corp                                                      17,731.00
                                                                                         -----------------
                                                                                                 77,260.50
              COMPUTERS & PERIPHERAL                                     10.40%
     800                      Dell inc.                                                          22,200.00
     900                      Intel Corporation                                                  23,184.00
     200                      Internat Busin Mach                                                23,542.00
     200                      Apple Computer                                                     30,900.00
                                                                                         -----------------
                                                                                                 99,826.00
              COMUNICATIONS                                              1.01%
     400                      Comcast Corp                                                        9,700.00
              DIVERSIFIED MINERALS                                       9.58%
     700                      Alcoa inc.                                                         27,300.00
     300                      Freeport-Mcmoran Copper & Gold Inc.                                32,040.00
    3,000                     Northern Dynasty Minerals ltd.                                     32,610.00
                                                                                         -----------------
                                                                                                 91,950.00
              DRUG & MEDICAL                                             5.23%
     250                      Amgen, inc.                                                        14,140.00
     300                      Johnson & Johnson                                                  19,662.00
     300                      Novartis Ag                                                        16,401.00
                                                                                         -----------------
                                                                                                 50,203.00
              ELTRONICS/EQUIPMENT                                        1.78%
     350                      Canon Inc Adr                                                      18,543.00
     300                      Medtronic Inc.                                                     17,112.00
                                                                                         -----------------
                                                                                                 35,655.00
              FINANCIAL & COMMERCIAL SERVICES                            2.10%
     200                      Citigroup inc.                                                      9,376.00
     500                      Western Union Co                                                   10,745.00
                                                                                         -----------------
                                                                                                 20,121.00
              FOOD/HEALTH CARE                                           7.96%
     400                      The Hershey Company                                                18,520.00
     300                      Nutrisystem, Inc.                                                  14,670.00
     300                      Wrigley/William/Jr                                                 19,353.00
     300                      Wellpoint                                                          23,895.00
                                                                                         -----------------
                                                                                                 76,438.00

              MANUFACTURING/ENGINEERING                                  11.46%
     200                      Flowserve Corp                                                     15,628.00
     550                      General electric                                                   22,764.50
     300                      Honeywell Intl, Inc.                                               17,760.00
     550                      Ingersoll-Rand Company limited                                     29,689.00
     300                      United Technologies                                                24,207.00
                                                                                         -----------------
                                                                                                110,048.50
              ENERGY/OIL SERVICES                                        12.80%
     700                      Cnx Gas Corporation                                                19,978.00
     500                      Halliburton Company                                                19,305.00
     350                      Canadian Natural Resources ltd                                     26,274.50
     400                      Occidential Petrolum                                               25,880.00
     300                      Schlumberger                                                       31,509.00
                                                                                         -----------------
                                                                                                122,946.50
              PSYCHIATRIC THERAPY                                        2.06%
     500                      Psychiatric Solutions, inc.                                        19,790.00
              PUBLISHING                                                 0.80%
     400                      The New York Times Company                                          7,700.00
              RECREATION                                                 2.08%
     450                      Polaris Industries inc.                                            20,002.50

              RETAILERS/APPAREL                                          9.94%
     500                      Lowe's Companies, inc.                                             14,150.00
     500                      The Home Depot, inc.                                               16,380.00
     450                      Walgreen Company                                                   21,568.50
     300                      Walmart                                                            13,083.00
     500                      Carters                                                             9,965.00
     300                      Childrens Place                                                     7,299.00
     600                      Staples                                                            12,954.00
                                                                                         -----------------
                                                                                                 95,399.50
              SAVINGS & LOANS                                            1.68%
     450                      Washington Mutual, inc.                                            16,141.50
              TELECOM-CELLULAR                                           2.54%
     350                      Alltell, Corp.                                                     24,398.50
              SHORT TERM INVESTMENTS                                     8.60%
                              Evergreen Investments                                              82,594.88
                                                                    --------------------------------------
              NET ASSETS                                                100.00%                 960,175.78

the tax basis cost of the Fund's investments was $768,474.13 and the unrealized appreciation and depreciation were $150,313.23 and $34,448.36respectively.

For information regarding the Fund's policy for valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

      (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

      (a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                       Ameritor Security Trust

By (Signature and Title)           /s/ Jerome Kinney
                                   --------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: September 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


                               By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: President (Principal
                                   Executive Officer)

Date: September 30, 2007


                               By: /s/ Jerome Kinney
                                   ---------------------------
                                   Name:  Jerome Kinney
                                   Title: Treasurer
                                   (Principal Financial
                                    and Accounting Officer

Date: September 30, 2007